Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 67,185	$ 76,297	$ 77,099
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,227	1,744	2,783
Management expenses [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	874	1,341	1,317
Others [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	353	403	1,466
Personnel expenses [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	34,500	38,566	34,656
Professional fees [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	10,517	13,924	15,324
Sundry charges [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	7,766	7,489	3,965
Board of Directors' participation [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	2,178	2,202	3,252
Software licenses [member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,731	1,706	1,824
Subscriptions and quotes [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,405	1,492	1,938
Donations [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	708	1,030	1,617
Short-term and low-value lease [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	611	1,011	5,818
Maintenance and repairs [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	579	953	2,732
Communications [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	973	1,296	1,512
Depreciation and amortization [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	3,700	3,825	1,295
Transport [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	255	878	1,212
Insurance [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,272	720	645
Travel and mobility [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	153	373	467
Consumption of materials and supplies [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	393	422	436
Canons and tributes [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	318	$ 410	388
Allowance for doubtful accounts [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 126		$ 18